Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures of the Company for the calendar years listed below.

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the calendar years ended December 31, 2022 and December 31, 2021 along with the financial information for each calendar year:

YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($)(2)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($)(2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: TOTAL SHAREHOLDER RETURN ($)	NET INCOME ($)(4)
2022	2,042,511	-353,168	1,438,101	-310,952	29.87	-63.6
2021	3,612,490	5,021,452	2,753,724	3,760,507	71.73	-59.1

Named Executive Officers, Footnote [Text Block]	The PEO (CEO) in both reporting years is Evan Loh. The non-PEO NEOs in both reporting years are Michael Bigham and Adam Woodrow.
PEO Total Compensation Amount	$ 2,042,511	$ 3,612,490
PEO Actually Paid Compensation Amount	$ (353,168)	5,021,452
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The CAP amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 401(k) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to the PEO or the non-PEO NEOs. The CAP amounts were calculated beginning with the SCT total and with the following amounts deducted from and added to the applicable SCT total compensation:

	2022		2021
	PEO ($)	AVERAGE OF NON-PEO NEOs ($)	PEO ($)	AVERAGE OF NON-PEO NEOs ($)
Total Compensation from Summary Compensation Table	$2,042,511	$1,438,101	$3,612,490	$2,753,724
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(900,900)	$(579,150)	$(2,539,350)	$(1,918,620)
Year-end fair value of unvested awards granted in the current year	$392,700	$252,450	$2,576,138	$1,946,415
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,478,039)	$(1,104,151)	$385,487	$268,559
Fair values at vest date for awards granted and vested in current year	$259,088	$166,556	$455,625	$344,250
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(668,528)	$(484,759)	$531,062	$366,179
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,395,679)	$(1,749,053)	$1,408,962	$1,006,783
Compensation Actually Paid (as calculated)	$(353,168)	$(310,952)	$5,021,452	$3,760,507

Non-PEO NEO Average Total Compensation Amount	$ 1,438,101	2,753,724
Non-PEO NEO Average Compensation Actually Paid Amount	$ (310,952)	3,760,507
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The CAP amounts represent the amount of “compensation actually paid,” as computed in accordance with Item 401(k) of Regulation S-K, and do not reflect the actual amount of compensation earned by or paid to the PEO or the non-PEO NEOs. The CAP amounts were calculated beginning with the SCT total and with the following amounts deducted from and added to the applicable SCT total compensation:

	2022		2021
	PEO ($)	AVERAGE OF NON-PEO NEOs ($)	PEO ($)	AVERAGE OF NON-PEO NEOs ($)
Total Compensation from Summary Compensation Table	$2,042,511	$1,438,101	$3,612,490	$2,753,724
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(900,900)	$(579,150)	$(2,539,350)	$(1,918,620)
Year-end fair value of unvested awards granted in the current year	$392,700	$252,450	$2,576,138	$1,946,415
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,478,039)	$(1,104,151)	$385,487	$268,559
Fair values at vest date for awards granted and vested in current year	$259,088	$166,556	$455,625	$344,250
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(668,528)	$(484,759)	$531,062	$366,179
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(2,395,679)	$(1,749,053)	$1,408,962	$1,006,783
Compensation Actually Paid (as calculated)	$(353,168)	$(310,952)	$5,021,452	$3,760,507

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP AND PARATEK’S CUMULATIVE TSR CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP AND COMPANY NET INCOME CAP vs. Net Income
Total Shareholder Return Amount	$ 29.87	71.73
Net Income (Loss) Attributable to Parent	$ (63.6)	$ (59.1)
PEO Name	Evan Loh	Evan Loh
P E O Member Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
Non P E O N E O Member Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non P E O N E O Member Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non P E O N E O Member Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Total Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non P E O N E O Member Total Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(900,900)	(2,539,350)
Non P E O N E O Member Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(579,150)	(1,918,620)
P E O Member Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	392,700	2,576,138
Non P E O N E O Member Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	252,450	1,946,415
P E O Member Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,478,039)	385,487
Non P E O N E O Member Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,104,151)	268,559
P E O Member Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	259,088	455,625
Non P E O N E O Member Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,556	344,250
P E O Member Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(668,528)	531,062
Non P E O N E O Member Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(484,759)	366,179
P E O Member Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non P E O N E O Member Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non P E O N E O Member Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O Member Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,395,679)	1,408,962
Non P E O N E O Member Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,749,053)	$ 1,006,783